UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)
12 East 49th Street, New York, NY     10017

(Address of principal executive offices)  (Zip code)

Citi Fund Services	3435 Stelzer Rd.	Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-317-9200
Date of fiscal year end: October 31, 2007
Date of reporting period: July 31, 2007

Item 1. Schedule of Investments.
Central Park Group Multi-Event Fund
Schedule of Investments
As of July 31, 2007 (unaudited)

	Principal
	Amount	Value
Cash Equivalent (100.0%)
Union Bank of California Money Market Sweep	$101,529	$101,529

Total Investments
(Cost $101,529 — 100.0%)		101,529

Other assets in excess of liabilities — 0.0%		—

NET ASSETS — 100.0%		$101,529

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Central Park Group Multi-Event Fund

By (Signature and Title) /s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer

Date September 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer

Date September 28, 2007

By (Signature and Title) /s/ Michael Mascis

Michael Mascis, Principal Accounting Officer

Date September 28, 2007